RESTATEMENT AND RECLASSIFICATIONS (Tables)	12 Months Ended
Dec. 31, 2018
RESTATEMENT AND RECLASSIFICATIONS
Schedule of Reclassifications and restatement

The effects of the reclassifications and restatement for the errors on the consolidated balance sheets are as follows:

	As of December 31, 2016
		As
		previously	Restatement	As
	Item	reported	adjustments	Restated
		RMB	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents		810,672	—	810,672
Time deposits		416,724	—	416,724
Restricted cash		—	—	—
Accounts receivable, net of allowance for doubtful accounts	(a),(b)(e)	97,374	(79,059)	18,315
Amounts due from a related party	(d)	—	4,978	4,978
Prepaid expenses and other current assets	(b)	126,088	5,017	131,105
Total current assets		1,450,858	(69,064)	1,381,794
Time deposits		58,667	—	58,667
Accounts receivable, net of allowance for doubtful accounts-non current	(a)	1,176	8,089	9,265
Amounts due from a related party	(d)	—	6,500	6,500
Property and equipment, net	(b),(e)	437,337	(10,336)	427,001
Intangible assets, net	(e)	—	5,194	5,194
Goodwill		3,365	—	3,365
Long term investments		41,760	—	41,760
Deferred income tax assets	(f)	54,127	(49,575)	4,552
Other non-current assets	(d),(e)	37,722	(1,810)	35,912
Total assets		2,085,012	(111,002)	1,974,010
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		4,502	—	4,502
Amounts due to related parties	(d)	79	447	526
Income taxes payable	(f)	91,240	(40,853)	50,387
Deferred revenue	(a),(e)	266,061	62,721	328,782
Accrued expenses and other current liabilities	(a),(b),(e)	117,867	51,655	169,522
Total current liabilities		479,749	73,970	553,719
Other non-current liabilities		7,043	—	7,043
Total liabilities		486,792	73,970	560,762
Shareholders’ equity:
Ordinary shares		388	—	388
Treasury shares		(93,761)	—	(93,761)
Additional paid-in capital		995,216	—	995,216
Accumulated other comprehensive income		58,204	—	58,204
Retained earnings	(a),(b),(d),(e),(f)	638,173	(184,972)	453,201
Total shareholders’ equity		1,598,220	(184,972)	1,413,248
Total liabilities and equity		2,085,012	(111,002)	1,974,010

		As of December 31, 2017
		As
		previously	Restatement	As
	Item	reported	adjustments	Restated
		RMB	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents		686,691	—	686,691
Time deposits		432,536	—	432,536
Accounts receivable, net of allowance for doubtful accounts	(a),(b),(e)	216,700	(165,057)	51,643
Amounts due from a related party	(d)	231	6,711	6,942
Prepaid expenses and other current assets	(b)	156,360	(653)	155,707
Total current assets		1,492,518	(158,999)	1,333,519
Time deposits		505	—	505
Accounts receivable, net of allowance for doubtful accounts-non current	(a)	14,582	(8,178)	6,404
Amounts due from a related party	(d)	—	6,500	6,500
Property and equipment, net	(b), (e)	519,691	(17,352)	502,339
Intangible assets, net	(e)	—	4,753	4,753
Goodwill		3,365	—	3,365
Long term investments	(e)	101,920	(24,750)	77,170
Deferred income tax assets	(f)	72,600	(66,979)	5,621
Other non-current assets	(d),(e)	77,464	787	78,251
Total assets		2,282,645	(264,218)	2,018,427
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		11,351	—	11,351
Amounts due to related parties	(d)	—	216	216
Income taxes payable	(f)	125,971	(58,638)	67,333
Deferred revenue	(a),(c),(e)	302,163	50,097	352,260
Accrued expenses and other current liabilities	(a),(b),(c),(e)	184,646	128,783	313,429
Total current liabilities		624,131	120,458	744,589
Other non-current liabilities		4,329	—	4,329
Total liabilities		628,460	120,458	748,918
Shareholders’ equity:
Ordinary shares		401	—	401
Treasury shares		(255,103)	—	(255,103)
Additional paid-in capital		1,094,872	—	1,094,872
Accumulated other comprehensive income	(e)	54,122	(14,750)	39,372
Retained earnings	(a), (b), (d), (e), (f)	759,893	(369,926)	389,967
Total shareholders’ equity		1,654,185	(384,676)	1,269,509
Total liabilities and equity		2,282,645	(264,218)	2,018,427

The effects of the reclassifications and restatement for the errors on the consolidated statements of operations and comprehensive loss are as follows:

		Year Ended December 31, 2016
		As previously	Restatement	As
	Item	reported	adjustments	Restated
		RMB	RMB	RMB
Net revenues	(a),(e)	1,579,604	(59,569)	1,520,035
Cost of revenues	(a),(b)	(449,104)	5,637	(443,467)
Selling and marketing expenses	(b)	(527,553)	3,476	(524,077)
General and administrative expenses	(a),(b),(d)	(307,519)	43,074	(264,445)
Research and development expenses		(65,594)	—	(65,594)
Operating income		229,834	(7,382)	222,452
Interest income	(a),(b)	23,974	1,091	25,065
Other income		15,960	—	15,960
Loss on foreign currency forward contract		(12,898)	—	(12,898)
Foreign currency exchange gains		3,760	—	3,760
Income before income taxes		260,630	(6,291)	254,339
Income tax expense	(f)	(18,776)	(9,443)	(28,219)
Net income		241,854	(15,734)	226,120

		Year Ended December 31, 2017
	Item	As previously	Restatement	As
		reported	adjustments	Restated
		RMB	RMB	RMB
Net revenues	(a),(c),(e)	1,973,806	(220,111)	1,753,695
Cost of revenues	(a),(b)	(599,199)	6,253	(592,946)
Selling and marketing expenses	(b)	(713,120)	5,963	(707,157)
General and administrative expenses	(a),(b),(d)	(392,296)	37,464	(354,832)
Research and development expenses		(100,032)	—	(100,032)
Operating income (loss)		169,159	(170,431)	(1,272)
Interest income	(a),(b)	21,000	(4,903)	16,097
Other income (loss)	(e)	26,702	(10,000)	16,702
Foreign currency exchange loss		(6,284)	—	(6,284)
Income before income taxes		210,577	(185,334)	25,243
Income tax expense	(f)	(25,770)	380	(25,390)
Net income (loss)		184,807	(184,954)	(147)

The effects of the reclassifications and restatement for the errors on the consolidated statements of cash flows are as follows:

	Year Ended December 31, 2016
	As previously	Restatement	As
	reported	adjustments	Restated
	RMB	RMB	RMB
Operating activities:
Net income	241,854	(15,734)	226,120
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	72,757	879	73,636
Bad debt expense	33,605	(33,605)	—
Loss on disposal of property and equipment	297	—	297
Deferred income tax benefit	(18,895)	17,348	(1,547)
Share based compensation expense	67,824	—	67,824
Investment loss (gain)	29	(100)	(71)
Foreign currency exchange gain, net	(3,760)	(29,645)	(33,405)
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou and Hao Xiao Zi
Accounts receivable	22,928	(18,934)	3,994
Amounts due from a related party	—	(3,753)	(3,753)
Prepaid expenses and other current assets	(60,362)	(5,129)	(65,491)
Accrued interest income on time deposits	5,264	—	5,264
Other non-current assets	(7,071)	1,364	(5,707)
Accounts payable	(248)	—	(248)
Amounts due to related parties	(800)	—	(800)
Income taxes payable	34,947	(7,904)	27,043
Deferred revenue	101,439	21,934	123,373
Accrued expenses and other current liabilities	36,781	45,296	82,077
Other non-current liabilities	(2,559)	—	(2,559)
Net cash provided by operating activities	524,030	(27,983)	496,047

Investing activities:
Purchase of property and equipment and intangible assets	(381,982)	(1,693)	(383,675)
Proceeds from disposal of property and equipment	358	88	446
Purchase of short-term investments	(1,937,000)	1,517,000	(420,000)
Proceeds from maturity of short-term investments	1,937,000	(1,517,000)	420,000
Purchase of long-term investments	(12,755)	—	(12,755)
Purchase of time deposits	(421,170)	(217,000)	(638,170)
Proceeds from maturity of time deposits	678,741	246,645	925,386
Payment for acquisition of Hanru Hangzhou	(4,360)	—	(4,360)
Cash acquired from acquisition of Hanru Hangzhou	148	—	148
Issuance of loan to a related party	(6,500)	—	(6,500)
Issuance of loans to employees	(12,025)	(118)	(12,143)
Proceeds from repayment of loans from employees	3,096	61	3,157
Net cash used in investing activities	(156,449)	27,983	(128,466)

Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	20,388	—	20,388
Payment of dividend	(54,026)	—	(54,026)
Repurchase of treasury shares	(44,406)	—	(44,406)
Net cash used in financing activities	(78,044)	—	(78,044)
Changes in cash and cash equivalents	289,537		289,537
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	7,197	—	7,197
Net change in cash, cash equivalents and restricted cash	296,734	—	296,734
Cash, cash equivalents and restricted cash at beginning of year	513,938	—	513,938
Cash, cash equivalents and restricted cash at end of year	810,672	—	810,672

	Year Ended December 31, 2017
	As previously	Restatement	As
	reported	adjustments	Restated
	RMB	RMB	RMB
Operating activities:
Net income (loss)	184,807	(184,954)	(147)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	100,724	39	100,763
Bad debt expense	31,499	(31,499)	—
Loss on disposal of property and equipment	917	—	917
Deferred income tax benefit	(18,473)	17,302	(1,171)
Share based compensation expense	77,415	—	77,415
Investment income	(19,267)	19,314	47
Foreign currency exchange losses, net	6,471	(374)	6,097
Impairment of long-term investments	—	10,000	10,000
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou and Hao Xiao Zi
Accounts receivable	(164,231)	133,765	(30,466)
Amounts due from related parties	—	(1,964)	(1,964)
Prepaid expenses and other current assets	(18,712)	(14,414)	(33,126)
Accrued interest income on time deposits	1,809	—	1,809
Other non-current assets	(12,432)	19,013	6,581
Accounts payable	(196)	—	(196)
Amounts due to related parties	(310)	—	(310)
Income taxes payable	34,731	(17,682)	17,049
Deferred revenue	36,102	(12,625)	23,477
Accrued expenses and other current liabilities	50,407	77,127	127,534
Other non-current liabilities	(2,604)	—	(2,604)
Net cash provided by operating activities	288,657	13,048	301,705

Investing activities:
Purchase of property and equipment and intangible assets	(177,251)	432	(176,819)
Proceeds from disposal of property and equipment	462	(39)	423
Purchase of short-term investments	(1,970,000)	1,020,000	(950,000)
Proceeds from maturity of short-term investments	1,989,314	(1,039,314)	950,000
Purchase of long-term investments	(50,500)	—	(50,500)
Payment of long-term investment deposit	(4,380)	—	(4,380)
Purchase of time deposits	(509,739)	(6,000)	(515,739)
Proceeds from maturity of time deposits	528,999	5,959	534,958
Issuance of loans to employees	(35,379)	4,753	(30,626)
Proceeds from repayment of loans from employees	5,352	787	6,139
Net cash used in investing activities	(223,122)	(13,422)	(236,544)

Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	22,254	—	22,254
Payment of dividend	(63,087)	—	(63,087)
Repurchase of treasury shares	(143,389)	—	(143,389)
Net cash used in financing activities	(184,222)	—	(184,222)
Changes in cash and cash equivalents	(118,687)	(374)	(119,061)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(5,294)	374	(4,920)
Net change in cash, cash equivalents and restricted cash	(123,981)	—	(123,981)
Cash, cash equivalents and restricted cash at beginning of year	810,672	—	810,672
Cash, cash equivalents and restricted cash at end of year	686,691	—	686,691